Schedule of Change in Unrealized net Capital Gains and Losses (Parenthetical) (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Equity securities	$ 42.4